Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation Of Revenue [Line Items]
Revenues	$ 36,934	$ 54,547
Japan
Disaggregation Of Revenue [Line Items]
Revenues	20,314	29,502
North America
Disaggregation Of Revenue [Line Items]
Revenues	9,502	12,206
Mainland China
Disaggregation Of Revenue [Line Items]
Revenues	2,596	7,888
Southeast Asia
Disaggregation Of Revenue [Line Items]
Revenues	1,712	1,503
Hong Kong SAR
Disaggregation Of Revenue [Line Items]
Revenues	1,441	1,129
Europe
Disaggregation Of Revenue [Line Items]
Revenues	612	1,099
Taiwan
Disaggregation Of Revenue [Line Items]
Revenues	81	584
Others
Disaggregation Of Revenue [Line Items]
Revenues	$ 676	$ 636